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                                                Sun Life Assurance
                                                Company of Canada (U.S.)
                                                One Sun Life Executive Park
                                                Wellesley Hills, MA 02481-5699


May 9, 2001


Securities and Exchange Commission
One Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Sun Life of Canada (U.S.)
         Variable Account I ("Registrant")
         Registration Statement on Form S-6 (File No. 333-59662)
         (the "Registration Statement")

Commissioners:

     In lieu of filing under paragraph (c) of Reg. ss.230.497 of the Securities Act of 1933, Sun Life of Canada (U.S.) Variable Account I ("Registrant") hereby certifies in accordance with paragraph (j) of such Reg. ss.230.497 that:

     (1) The form of the Prospectus that would have been filed under paragraph
         (c) of Reg. ss.230.497 would not have differed from that contained in the Registration Statement; and

     (2) The text of the Registration Statement was filed electronically.

                                SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                /s/ EDWARD M. SHEA
                                    Edward M. Shea, Esq.
                                    Assistant Vice President and Senior Counsel